Financial Instruments - Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities [Line Items]
Assets	$ 1,880,752	$ 1,780,110
Liabilities	5,570,767	6,138,669
Israeli New Shekel [Member]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities [Line Items]
Assets	1,869,176	1,677,602
Liabilities	896,730	1,084,678
Euros [Member]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities [Line Items]
Assets	11,519	32,902
Liabilities	557	319
AUD [Member]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities [Line Items]
Assets	57	69,606
Liabilities	$ 4,673,480	$ 5,053,672